File Nos. 2-52718
                                                                      811-2557
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

      Pre-Effective Amendment No.                                           [__]


      Post-Effective Amendment No. 61                                       [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]


      Amendment No.61                                                       [X]


                        (Check appropriate box or boxes.)

                     DREYFUS MONEY MARKET INSTRUMENTS, INC.
               (Exact Name of Registrant as Specified in Charter)

            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York 10166
            (Address of Principal Executive Offices)     (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 922-6000

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
      ----

       X    on May 1, 2003 pursuant to paragraph (b)
      ----

            60 days after filing pursuant to paragraph (a)(1)
      ----
            on     (date)      pursuant to paragraph (a)(1)
               ---------------
      ----
            75 days after filing pursuant to paragraph (a)(2)
      ----
            on     (date)      pursuant to paragraph (a)(2) of Rule 485
               ---------------
      ----

If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ----


Dreyfus Money Market Instruments, Inc.

Seeking a high level of current income and a stable $1.00 share price


PROSPECTUS May 1, 2003


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

                                          Contents

                                          THE FUND
                      --------------------------------

                                        1 Goal/Approach

                                        2 Main Risks

                                        3 Past Performance

                                        4 Expenses

                                        5 Management

                                        6 Financial Highlights

                                          YOUR INVESTMENT
                      ------------------------------------------

                                        7 Account Policies

                                       10 Distributions and Taxes

                                       10 Services for Fund Investors

                                       12 Instructions for Regular Accounts

                                       14 Instructions for IRAs

                                          FOR MORE INFORMATION
                      -------------------------------------------------

                                          Back Cover

Dreyfus Money Market Instruments, Inc.
-------------------------------------------------------
Ticker Symbols:             MONEY MARKET SERIES: DMIXX
                   GOVERNMENT SECURITIES SERIES: DMMXX

The Fund

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

The fund permits you to invest in two separate portfolios, the Money Market Series and the Government Securities Series.

The MONEY MARKET SERIES invests in a diversified portfolio of high-quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks, or their subsidiaries or branches

*    repurchase agreements

*    asset-backed securities

* domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.


The GOVERNMENT SECURITIES SERIES invests only in short-term securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements in respect of these securities.


MORE INFORMATION ON THE FUND CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high-quality, dollar-denominated obligations

REPURCHASE AGREEMENT: an agreement between a seller and the fund as buyer where the seller agrees to repurchase a security at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.


U.S. GOVERNMENT SECURITIES: these securities are generally considered to be among the highest-quality investments available. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the higher level of credit safety that U.S. government securities offer, the fund's yields may be lower than those of money market funds that do not limit their investments to U.S. government securities.


The Fund       1



(PAGE 1)

MAIN RISKS

An investment in the Money Market Series or Government Securities Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either series. Additionally, each series' yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While each series has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the series' income level and/or share price:


* interest rates could rise sharply, causing the value of the series' investments, and its share price, to drop

*    interest rates could drop, thereby reducing the series' yield


* as to the Money Market Series, any of the series' holdings could have its credit rating downgraded or could default

* as to the Money Market Series, the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* as to the Money Market Series, the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest

Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, each series is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

2



(PAGE 2)

PAST PERFORMANCE

The bar charts and tables shown illustrate the risks of investing in each series of the fund. The bar charts show the changes in the series' performance from year to year. The tables show the series' average annual total returns over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

Money Market Series
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)


 2.64    3.42    5.46    4.73    4.76    4.76    4.45    5.75    3.80    1.30
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q4 '00                     +1.48%


WORST QUARTER:                   Q2 '02                     +0.24%


--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02


1 Year                               5 Years                         10 Years
--------------------------------------------------------------------------------


1.30%                                 4.00%                            4.10%


For the series' current 7-day yield, call toll-free: 1-800-645-6561.

Government Securities Series
--------------------------------------------------------------------------------

Year-by-year total returns AS OF 12/31 EACH YEAR (%)


 2.48    3.31    5.18    4.60    4.72    4.83    4.31    5.48    3.56    1.26
   93      94      95      96      97      98      99      00      01      02


BEST QUARTER:                    Q4 '00                     +1.44%


WORST QUARTER:                   Q2 '02                     +0.22%


--------------------------------------------------------------------------------


Average annual total returns AS OF 12/31/02


1 Year                               5 Years                         10 Years
--------------------------------------------------------------------------------


1.26%                                 3.88%                            3.97%


For the series' current 7-day yield, call toll-free: 1-800-645-6561.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund       3







(PAGE 3)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the following tables for each series of the fund. Annual fund operating expenses are paid out of the relevant series' assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Money Market Series
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%


Shareholder services fee                                                 0.05%

Other expenses                                                           0.20%
--------------------------------------------------------------------------------

TOTAL                                                                    0.75%
--------------------------------------------------------------------------------


Expense example

1 Year               3 Years                5 Years               10 Years
--------------------------------------------------------------------------------


$77                  $240                   $417                  $930


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Government Securities Series
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                          0.50%


Shareholder services fee                                                 0.05%


Other expenses                                                           0.14%
--------------------------------------------------------------------------------


TOTAL                                                                    0.69%
--------------------------------------------------------------------------------


Expense example

1 Year                3 Years                   5 Years               10 Years
-------------------------------------------------------------------------------


$70                   $221                      $384                  $859


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

4







(PAGE 4)

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $170 billion in over 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.50% of each series' average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon), a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $566 billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

The Fund       5



(PAGE 5)

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each series for the fiscal periods indicated. "Total return" shows how much your investment in that series would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                                                YEAR ENDED DECEMBER 31,


 MONEY MARKET SERIES                                                             2002       2001       2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .013       .037      .056       .044       .047

 Distributions:          Dividends from investment income -- net               (.013)     (.037)    (.056)     (.044)     (.047)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.30       3.80      5.75       4.45       4.76
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .75        .74       .92        .94        .94

 Ratio of net investment income to average net assets                            1.29       3.66      5.62       4.35       4.66
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        243,567    217,658   159,757    100,206    110,635




                                                                                              YEAR ENDED DECEMBER 31,


 GOVERNMENT SECURITIES SERIES                                                     2002       2001      2000       1999       1998
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($):

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                0.13       .035      .053       .042       .047

 Distributions:          Dividends from investment income -- net               (0.13)     (.035)    (.053)     (.042)     (.047)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total Return (%)                                                                1.26       3.56      5.48       4.31       4.83
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

 Ratio of expenses to average net assets                                          .69        .70       .79        .75        .69

 Ratio of net investment income to average net assets                            1.26       3.49      5.30       4.24       4.71
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                        318,633    325,930   316,834    362,949    427,659


6



(PAGE 6)

Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the relevant series' net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:
00 p.m. Eastern time) on days the exchange* is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's portfolio securities are valued at amortized cost.

*    OR THE FUND'S TRANSFER AGENT, FOR THE MONEY MARKET SERIES.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: a method of valuing a money market fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

TRADITIONAL IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

SPOUSAL IRA: an IRA funded by a working spouse in the name of a non-working spouse.

ROTH IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

EDUCATION SAVINGS ACCOUNT: an education savings plan with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.

FOR MORE COMPLETE IRA INFORMATION, CONSULT DREYFUS OR YOUR TAX PROFESSIONAL.




Minimum investments
--------------------------------------------------------------------------------

Money Market Series

                                Initial               Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                $50,000               $100
                                                      $500 FOR DREYFUS
                                                      TELETRANSFER INVESTMENTS

DREYFUS AUTOMATIC               $100                  $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.
--------------------------------------------------------------------------------

Government Securities Series

                                Initial               Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                $2,500                $100
                                                      $500 FOR DREYFUS
                                                      TELETRANSFER INVESTMENTS

TRADITIONAL IRAS                $750                  NO MINIMUM

SPOUSAL IRAS                    $750                  NO MINIMUM

ROTH IRAS                       $750                  NO MINIMUM

EDUCATION SAVINGS               $500                  NO MINIMUM
ACCOUNTS                                              AFTER THE FIRST YEAR

DREYFUS AUTOMATIC               $100                  $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.


Your Investment       7





(PAGE 7)

ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares


* the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

Limitations on selling shares by phone  or online through Dreyfus.com

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------


CHECK*                      NO MINIMUM                $250,000 PER DAY


WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

8



(PAGE 8)

General policies

IF YOUR ACCOUNT FALLS BELOW $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.


UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.


THE FUND RESERVES THE RIGHT TO:

*    refuse any purchase or exchange request

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)


The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

The fund may also process purchase and sale orders and calculate its net asset value on days that the fund's primary trading markets are open and the fund's management determines to do so.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

Your Investment       9

(PAGE 9)


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income once a month, and distributes any net securities gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-deferred account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, dividends paid by the fund will be taxable to U.S. shareholders as ordinary income.

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS: income or interest paid by the investments in the fund's portfolio.

DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.



SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC                  For making automatic investments
ASSET BUILDER((reg.tm))            from a designated bank account.

DREYFUS PAYROLL                    For making automatic investments
SAVINGS PLAN                       through a payroll deduction.

DREYFUS GOVERNMENT                 For making automatic investments
DIRECT DEPOSIT                     from your federal employment,
PRIVILEGE                          Social Security or other regular
                                   federal government check.

DREYFUS DIVIDEND                   For automatically reinvesting the
SWEEP                              dividends and distributions from
                                   one Dreyfus fund into another
                                   (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                      For making regular exchanges
EXCHANGE PRIVILEGE                 from one Dreyfus fund into
                                   another.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                  For making regular withdrawals
WITHDRAWAL PLAN                    from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial advisers can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

10





(PAGE 10)

Checkwriting privilege

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange privilege


YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege


TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.


Dreyfus Express((reg.tm) ) voice-activated account access


YOU CAN EASILY MANAGE YOUR DREYFUS accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you -- by calling 1-800-645-6561. Certain requests may require the services of a representative.


Retirement plans

Dreyfus offers a variety of retirement plans for the Government Securities Series, including traditional and Roth IRAs, and Education Savings Accounts. Here's where you call for information:

* for traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561

*    for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call
     1-800-358-0910

Your Investment       11

(PAGE 11)


INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds

   P.O. Box 55299, Boston, MA 02205-8553



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * Money Market Series
     DDA# 8900051841

   * Government Securities Series
     DDA# 8900051728

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* Money Market Series DDA# 8900051841

* Government Securities Series DDA# 8900051728

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55263, Boston, MA 02205-8501

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS FAMILY OF FUNDS

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

12



(PAGE 12)

INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

   TO OPEN AN ACCOUNT


            Online (www.dreyfus.com)



TO ADD TO AN ACCOUNT


DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Visit the Dreyfus Web site to request your transaction.


TO SELL SHARES


WIRE Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Visit the Dreyfus Web site to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Visit the Dreyfus Web site to request your transaction. A check will be sent to the address of record.


            Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

Your Investment       13








(PAGE 13)

INSTRUCTIONS FOR IRAS (Government Securities Series)

   TO OPEN AN ACCOUNT

            In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

Mail your application and a check to:
The Dreyfus Trust Company, Custodian

P.O. Box 55552, Boston, MA 02205-8568


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* Government Securities Series DDA# 8900051728

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

           Automatically

   WITHOUT ANY INITIAL INVESTMENT  Call us
to request a Dreyfus Step Program form. Complete and return the form along with your application.

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail in your request (see "To Open an Account" at left).


SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.


Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

THE DREYFUS TRUST COMPANY, CUSTODIAN

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

14



(PAGE 14)

NOTES

NOTES

NOTES

For More Information

Dreyfus Money Market Instruments, Inc.
--------------------------------------
SEC file number:  811-2557

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

   SEC http://www.sec.gov

   DREYFUS http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2003 Dreyfus Service Corporation                              008-060P0503

--------------------------------------------------------------------------------

                     DREYFUS MONEY MARKET INSTRUMENTS, INC.

                          GOVERNMENT SECURITIES SERIES
                               MONEY MARKET SERIES

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2003


--------------------------------------------------------------------------------


        This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Government Securities Series and Money Market Series (each, a "series") of Dreyfus Money Market Instruments, Inc. (the "Fund"), dated May 1, 2003, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com website, or call one of the following numbers:


               Call Toll Free 1-800-645-6561
               In New York City -- Call 1-718-895-1206
               Outside the U.S. -- Call 516-794-5452

        The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS

                                                                        Page
Description of the Fund and Series.......................................B-2
Management of the Fund...................................................B-9
Management Arrangements..................................................B-17
How to Buy Shares........................................................B-20
Shareholder Services Plan................................................B-23
How to Redeem Shares.....................................................B-24
Shareholder Services.....................................................B-26
Portfolio Transactions...................................................B-30
Determination of Net Asset Value.........................................B-31
Dividends, Distributions and Taxes.......................................B-32
Yield Information........................................................B-33
Information About the Fund and Series....................................B-33
Counsel and Independent Auditors.........................................B-34
Appendix ................................................................B-36

                       DESCRIPTION OF THE FUND AND SERIES


        The Fund was incorporated under Maryland law on December 30, 1974, and began offering shares of the Money Market Series on April 28, 1975. On April 23, 1979, shareholders of the Fund authorized the issuance and sale of shares of the Government Securities Series. The Fund is an open-end management investment company, known as a money market mutual fund. Each series is a diversified fund, which means that, with respect to 75% of its total assets, the series will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).


        The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

        Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.

Certain Portfolio Securities

        The following information supplements and should be read in conjunction with the Fund's Prospectus.


        U.S. Government Securities. Each series may invest in securities issued or guaranteed by the U.S. Government, or its agencies and instrumentalities, which include U.S. Treasury securities, that differ in their interest rates, maturities and times of issuance such as Treasury Bills, Treasury Notes and Treasury Bonds. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.


        Bank Obligations. (Money Market Series only) The Money Market Series may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

        Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

        Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

        Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Money Market Series are insured by the FDIC (although such insurance may not be of material benefit to the Money Market Series, depending upon the principal amount of the CDs of each bank held by the Money Market Series) and are subject to Federal examination and to a substantial body of Federal law and regulation.

        As a result of Federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.


        Obligations of foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent banks in addition to the issuing branches or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.


        Obligations of United States branches of these foreign banks may be general obligations of the parent banks in addition to the issuing branches, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

        In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

        In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign subsidiaries or foreign branches of domestic banks or by foreign branches or domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

        Commercial Paper. (Money Market Series only) The Money Market Series may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Money Market Series will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Money Market Series may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

        Floating and Variable Rate Obligations. (Money Market Series only) The Money Market Series may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Money Market Series to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Money Market Series, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Money Market Series' right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

        Foreign Government Obligations; Securities of Supranational Entities. (Money Market Series only) The Money Market Series may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Money Market Series may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

        Asset-Backed Securities. (Money Market Series only) The Money Market Series may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

        Repurchase Agreements. Each series may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the series buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the series under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the series which enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the series' ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the series will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the series may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

        Illiquid Securities. Each series may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the series' investment objective. Such securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the series is subject to a risk that should the series desire to sell them when a ready buyer is not available at a price the series deems representative of their value, the value of the series' net assets could be adversely affected.

Investment Techniques

        The following information supplements and should be read in conjunction with the Fund's Prospectus.

        Borrowing Money. Each series may borrow money from banks for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the series' total assets, the series will not make any additional investments.


        Lending Portfolio Securities. (Government Securities Series only) The Government Securities Series may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the series remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The series also has the right to terminate a loan at any time. The series may call the loan to vote proxies if a material issue affecting the series' investment is to be voted upon. Loans of portfolio securities may not exceed 20% of the value of the Government Securities Series' total assets (including the value of all assets received as collateral for the loan). The series will receive collateral consisting of cash or U.S. Treasury securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, the series will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. the Government Securities Series may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the series derived from lending its portfolio securities. Should the borrower of the securities fail financially, the series may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Government Securities Series will also bear the risk of any decline in value of securities acquired with cash collateral. The series will minimize this risk by limiting the investment of cash collateral to U.S. Treasury securities or repurchase agreements.


        Forward Commitments. (Money Market Series only) The Money Market Series may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Money Market Series enters into the commitment, but the Money Market Series does not make payment until it receives delivery from the counterparty. The Money Market Series will commit to purchase such securities only with the intention of actually acquiring the securities, but the Money Market Series may sell these securities before the settlement date if it is deemed advisable. The Money Market Series will segregate permissible liquid assets at least equal at all times to the amount of the commitment.

        Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Money Market Series to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Money Market Series is fully or almost fully invested may result in greater potential fluctuation in the value of the Money Market Series net assets and its net asset value per share.

Certain Investment Considerations and Risks

        Foreign Securities. Since the Money Market Series' portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign subsidiaries and foreign branches of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Series may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits, and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on these securities to investors located outside the country of the issuer.


        Bank Securities. To the extent the Money Market Series' investments are concentrated in the banking industry, the series will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Money Market Series' shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Money Market Series, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

        Simultaneous Investments. Investment decisions for each series are made independently from those of other investment companies advised by the Manager. The Manager has adopted written trade allocation procedures for its equity and fixed income trading desks. Under the procedures, portfolio managers or the trading desks will ordinarily seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company or account. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the series or the price paid or received by the series.


Investment Restrictions


        The Fund's investment objective is a fundamental policy, which cannot be changed, as to a series, without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting shares of such series. Under normal circumstances, the Government Securities Series invests only in short-term securities issue or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements relating to such securities. The Fund has adopted a policy to provide shareholders of the Government Securities Series with at least 60 days' prior notice of any change in its policy to invest the series' assets. In addition, the Fund has adopted investment restrictions numbered 1 through 10, with respect to each series, and investment restrictions numbered 12 and 13, with respect to the Money Market Series only, as fundamental policies. Investment restriction number 11 is not a fundamental policy and may be changed, as to a series, by a vote of a majority of the Fund's Board members at any time. Neither series may:


        1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

        2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of a series' total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the series' total assets, the series will not make any additional investments.

        3. Pledge, hypothecate, mortgage or otherwise encumber its assets except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

        4. Sell securities short or purchase securities on margin.

        5. Write or purchase put or call options.

        6. Underwrite the securities of other issuers.

        7. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

        8. Make loans to others, except through the purchase of debt obligations and through repurchase agreements referred to in each Prospectus and in this Statement of Additional Information. However, the Government Securities Series may lend securities to brokers, dealers and other institutional investors, but only when the borrower deposits collateral consisting of cash or U.S. Treasury securities with the Government Securities Series and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities loaned. Such loans will not be made if, as a result, the aggregate value of the securities loaned exceeds 20% of the value of the Government Securities Series' total assets.

        9. Invest in companies for the purpose of exercising control.

        10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

        11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the series' net assets would be so invested.

        The following investment restrictions numbered 12 and 13, which are fundamental polices, apply only to the Money Market Series. The Money Market Series may not:

        12. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the commercial paper of any one issuer. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Money Market Series will not invest more than 5% of its assets in the obligations of any one bank.

        13. Invest less than 25% of its assets in obligations issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, if at some future date available yields on bank securities are significantly lower than yields on other securities in which the Money Market Series may invest, the Money Market Series may invest less than 25% of its assets in bank obligations.

        If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


                             MANAGEMENT OF THE FUND

        The Fund's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:


        The Dreyfus Corporation...........................Investment Adviser
        Dreyfus Service Corporation.......................Distributor
        Dreyfus Transfer, Inc.............................Transfer Agent
        The Bank of New York..............................Custodian


        Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are on the following page.


Board Members of the Fund(1)


Name  (Age)                 Principal Occupation
Position With Fund (Since)  During Past 5 Years           Other Board Memberships and Affiliations
--------------------------  -------------------           ----------------------------------------


                                                          The Muscular Dystrophy Association, Director
Joseph S. DiMartino (59)    Corporate Director and        Levcor International, Inc., an apparel
Chairman of the Board       Trustee                         fabric processor, Director
(1995)

                                                          Century Business Services, Inc., a provider
                                                            of outsourcing functions for small and
                                                            medium size companies, Director

                                                          The Newark Group, a provider of a
                                                            national market of paper recovery facilities,
                                                            paperboard  mills and paperboard converting
                                                            plants, Director

David P. Feldman (63)       Corporate Director and        BBH Mutual Funds Group (11 funds),
Board Member (1994)         Trustee                         Director
                                                          The Jeffrey Company, a private investment
                                                          company,
                                                            Director
                                                          QMED, a medical device company, Director


James F. Henry (72)         President, CPR Institute for
Board Member (1991)            Dispute Resolution, a
                               non-profit organization
                               principally engaged in
                               the development of
                               alternatives to business
                               litigation (Retired 2003)

Rosalind Gersten Jacobs     Merchandise and marketing
(77)                           consultant
Board Member (1991)

Dr. Paul A. Marks (76)      President and Chief Executive Pfizer, Inc., pharmaceutical company,
Board Member (1991)            Officer of Memorial Sloan-   Director-Emeritus
                               Kettering Cancer Center    Atom Plarm, Director
                               (Retired 1999)             Lazard, Senior Advisor


Dr. Martin Peretz (63)      Editor-in-Chief of The New    Academy for Liberal Education, an
Board Member (1991)            Republic Magazine            accrediting agency for colleges and
                            Lecturer in Social Studies      universities certified by the U.S.
                               at Harvard University        Department of Education, Director
                               (1965-2001)                Digital Learning Group, LLC., online
                            Co-Chairman of TheStreet.com,   publisher of college textbooks, Director
                               a financial daily on the   Harvard Center for Blood Research, Trustee
                               web                        Bard College, Trustee
                                                          YIVO Institute For Jewish Research, Trustee

Bert W. Wasserman (70)      Financial Consultant          Lillian Vernon Corporation, Director
Board Member (1993)


1 None of the Board members are "interested persons" of the Fund, as defined in the 1940 Act.


        Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the series' investments. The audit committee met four times and the compensation committee met once during the fiscal year ended December 31, 2002. The nominating and pricing committees had no meetings during the last fiscal year.

        The table below indicates the dollar range of each Board member's ownership of series shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2002.

                          Government                        Aggregate Holding
                          Securities      Money Market   of Funds in the Dreyfus
 Name of Board Member       Series          Series           Family of Funds



  Joseph S. DiMartino       None               None            Over $100,000

  David P. Feldman          None               None          $50,001-$100,000

  James F. Henry            None               None            Over $100,000

  Rosalind G. Jacobs        None               None            Over $100,000

  Dr. Paul A. Marks         None               None            $1 - $10,000

  Dr. Martin Peretz         None               None          $10,001 - $50,000

  Bert W. Wasserman         None               None            Over $100,000


--------------------------------------------------------------------------------

        As of December 31, 2002, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

        The Fund pays its Board members its allocated portion of an annual retainer of $40,000 and a fee of $6,000 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and eight other funds (comprised of 24 portfolios) in the Dreyfus Family of Funds and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2002, is as follows:


                                                                 Total
                                                           Compensation from
                                    Aggregate              the Fund and Fund
       Name of Board            Compensation from           Complex Paid to
           Member                   the Fund*              Board Members **


Joseph S. DiMartino                  $7,779                 $815,935 (191)


David P. Feldman                     $6,224                 $167,000 (53)


John M. Fraser, Jr. ++               $1,769                  $32,500 (41)


James F. Henry                       $6,224                  $71,000 (25)


Rosalind Gersten Jacobs              $6,224                 $117,000 (37)


Irving Kristol+                      $1,999                  $23,250 (24)


Dr. Paul A. Marks                    $6,224                  $70,000 (24)


Dr. Martin Peretz                    $6,224                  $71,000 (24)


Bert W. Wasserman                    $6,224                  $71,000 (24)

-----------------------

* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $854 for the Government Securities Series and $769 for the Money Market Series for all Board members as a group.


** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the series, for which the Board member serves.

+       Emeritus Board member since May 24, 2000.

++      Emeritus Board member since January 22, 2000.

Officers of the Fund


STEPHEN E. CANTER, President since March 2000. Chairman of the Board, Chief
        Executive Officer and Chief Operating Officer of the Manager, and an officer of 94 investment companies (comprised of 187 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002. Chief Investment
        Officer, Vice Chairman and a Director of the Manager, and an officer of 94 investment companies (comprised of 187 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK  N. JACOBS, Vice President since March 2000. Executive Vice President,
        Secretary and General Counsel of the Manager, and an officer of 95 investment companies (comprised of 203 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JAMES WINDELS, Treasurer since November 2001. Director - Mutual Fund
        Accounting of the Manager, and an officer of 95 investment companies (comprised of 203 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000. Associate General
        Counsel and Assistant Secretary of the Manager, and an officer of 93 investment companies (comprised of 199 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

STEVEN F. NEWMAN, Secretary since March 2000. Associate General Counsel of the
        Manager, and an officer of 95 investment companies (comprised of 203 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

ROBERT R. MULLERY, Associate Secretary since March 2000. Assistant General
        Counsel of the Manager, and an officer of 26 investment companies (comprised of 63 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since May 1986.

MICHAEL CONDON, Assistant Treasurer since November 2001. Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since August 1984.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001. Mutual Funds Tax
        Director of the Manager, and an officer of 95 investment companies (comprised of 203 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.


        The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.


        The Fund's Board members and officers, as a group, owned less than 1% of each series' shares outstanding on April 15, 2003.

        The following are known by the Fund to own of record 5% or more of the outstanding voting securities of the Money Market Series as of April 15, 2003:
Citigroup Global Markets Inc., Attn: G. Thomas Lobello, 333 West 34th Street, New York, New York 10001-2402 - 50.53%.

        The following are known by the Fund to own of record 5% or more of the outstanding voting securities of the Government Securities Series as of April 15, 2003: Citigroup Global Markets Inc., Attn: G. Thomas Lobello, 333 West 34th Street, New York, New York 10001-2402 - 81.33%.

        A shareholder who beneficially owns, directly or indirectly, more than 25% of a series' voting securities may be deemed a "control person" (as defined in the 1940 Act) of that series.



                             MANAGEMENT ARRANGEMENTS


        Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.


        The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Manager and the Fund. As to each series, the Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such series, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each series, the Agreement is terminable without penalty on 60 days' notice, by the Fund's Board or by vote of a majority of the outstanding voting securities of such series or, on 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant series, in the event of its assignment (as defined in the 1940 Act).


        In approving the current Management Agreement, the Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach as applied to the Fund by the Manager; the investment management expertise of the Manager in respect of the series' investment strategies; the personnel, resources and experience of the Manager; the series' performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's cost of providing services under the Agreement; and ancillary benefits the Manager may receive from its relationship with the Fund.

        The following persons are officers and/or directors of the Manager:
Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. Charles Cardona, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Theodore A. Schachar, Vice President--Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Steven G. Elliot, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

        The Manager manages each series' portfolio of investments in accordance with the stated policies of the series, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Bernard W. Kiernan, Jr., Patricia A. Larkin, James C. O'Connor and Thomas Riordan. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.


        The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also are subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

        The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

        All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees, or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of registrars and custodians, transfer and dividend disbursing agents' fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund's existence, all costs of insurance obtained other than under a blanket policy covering one or more other investment companies managed by the Manager, costs attributable to investor services (including, allocable telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders and any extraordinary expenses. Expenses attributable to a particular series are charged against the assets of that series; other expenses of the Fund are allocated between the series on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each series.


        As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.50% of the value of each series' average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. The management fees paid by the Money Market Series to the Manager for the fiscal years ended December 31, 2000, 2001 and 2002 amounted to $643,868, $995,413 and $1,268,953, respectively. The management fees paid by the Government Securities Series to the Manager for the fiscal years ended December 31, 2000, 2001 and 2002 amounted to $1,656,609, $1,606,064 and $1,692,458, respectively.


        The Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, excluding taxes, brokerage commissions, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1% of the average value of the net assets of either series for the fiscal year, the Fund may deduct from the management fees charged to the series, or the Manager will bear, such excess amount.

        The aggregate of the fees payable to the Manager is not subject to reduction as the value of a series' net assets increases.

        Distributor. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.


        The Distributor may pay dealers a fee based on the amount invested through such dealers in series shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 1% of the amount invested through such dealers. The Distributor, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

        Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

        The Bank of New York (the "Custodian"), 100 Church Street, New York, New York 10286, is the Fund's custodian. Under a custody agreement with the Fund, the Custodian holds the series' securities and keeps all necessary accounts and records. The Custodian has no part in determining the investment policies of the series or which securities are to be purchased or sold by the series.



                                HOW TO BUY SHARES

        General. Shares of each series are sold without a sales charge. You may be charged a fee if you effect transactions in shares of either series through a securities dealer, bank or other financial institution. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

        The minimum initial investment in the Money Market Series is $50,000, unless you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $50,000. The minimum initial investment in the Government Securities Series is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments in either series must be at least $100. However, the minimum initial investment in the Government Securities Series is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment in the Government Securities Series is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment in the Government Securities Series is $50. The Fund reserves the right to offer shares of the Government Securities Series without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

        Shares of each series also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

        Each series' shares are sold on a continuous basis at the net asset value per share next determined after an order and Federal Funds (monies of member banks within the Federal Reserve system which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested.


        The net asset value per share of each series is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on each day the New York Stock Exchange or, with respect to the Money Market Series, the Transfer Agent is open for regular business. The Fund also may process purchase and sale orders and calculate its net asset value on days that the series' primary trading markets are open and the Fund's management determines to do so. A Net asset value per share is computed by dividing the value of the net assets of each series (i.e., the value of its assets less liabilities) by the total number of shares of such series outstanding. See "Determination of Net Asset Value." If your payments are received in or converted into Federal Funds by 12:00 Noon, Eastern time, by the Transfer Agent, you will receive the dividend declared on that day.


        If your payments are received in or converted into Federal Funds after 12:00 Noon, Eastern time, by the Transfer Agent, your shares will begin to accrue dividends on the following business day. Qualified institutions may telephone orders for purchase of either series' shares. A telephone order placed with the Distributor or its designee in New York will become effective at the price determined at 12:00 Noon, Eastern time, and the shares purchased will receive the dividend on such series' shares declared on that day if such order is placed by 12:00 Noon, Eastern time, and Federal Funds are received by the Transfer Agent by 4:00 p.m., Eastern time.

        Using Federal Funds. The Transfer Agent or the Fund may attempt to notify you upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds and may attempt to arrange for a better means of transmitting the money. If you are a customer of a securities dealer, bank or other financial institution and your order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on your behalf, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of your order. The order is effective only when so converted and received by the Transfer Agent. If you have a sufficient Federal Funds or cash balance in your brokerage account with a securities dealer, bank or other financial institution, your order to purchase Fund shares will become effective on the day that the order, including Federal Funds, is received by the Transfer Agent.

        Procedures for Multiple Accounts. Special procedures have been designed for banks and other institutions that wish to open multiple accounts. The institution may open a single master account by filing one application with the Transfer Agent and may open individual sub-accounts at the same time or at some later date. The Transfer Agent will provide each institution with a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account at no additional charge. Upon receipt of funds for investments by interbank wire, the Transfer Agent will promptly confirm the receipt of the investment by telephone or return wire to the transmitting bank, if the investor so requests.

        The Transfer Agent also will provide each institution with a monthly statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.


        Dreyfus TeleTransfer Privilege. You may purchase Fund shares of either series by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.


        Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the New York Stock Exchange are open for regular business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank day following such purchase order. To qualify to use Dreyfus TeleTransfer, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."

        Transactions Through Securities Dealers. Fund shares may be purchased and redeemed through securities dealers which may charge a fee for such services. Some dealers will place the Fund's shares in an account with their firm. Dealers also may require the following: that the customer not take physical delivery of stock certificates; the customer not request redemption checks to be issued in the customer's name; fractional shares not be purchased; monthly income distributions be taken in cash; or other conditions.

        There is no sales or service charge by the Fund or the Distributor although investment dealers, banks and other financial institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund has been given to understand that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted monthly from the investor's account, which on smaller accounts could constitute a substantial portion of distributions. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. Investors should be aware that they may purchase shares of the Fund directly from the Fund without imposition of any maintenance or service charges, other than those already described herein.

        Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                            SHAREHOLDER SERVICES PLAN


        The Fund has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund reimburses the Distributor an amount not to exceed the annual rate of 0.25% of the value of each series' average daily net assets for certain allocated expenses and/or providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services relating to the maintenance of shareholder accounts.


        A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Plan provides that material amendments of the Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.


        The fees paid by the Money Market Series and the Government Securities Series pursuant to the Plan for the fiscal year ended December 31, 2002 amounted to $125,708 and $161,188, respectively.



                              HOW TO REDEEM SHARES


        General. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset builder(R) and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to you, for up to eight business days after the purchase of such shares. In addition, the Fund will not honor redemption checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder(R) order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.


        Checkwriting Privilege. The Fund provides redemption checks ("Checks") automatically upon opening an account, unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although the election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

        Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

        You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the check, all postdated Checks which are dated within six months of presentment of payment, if they are otherwise in good order. If you hold shares in a Dreyfus sponsored IRA account, you may be permitted to make withdrawals from your IRA account using checks furnished to you by The Dreyfus Trust Company.


        Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter, or online redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the same business day if the redemption request is received by the Transfer Agent in proper form prior to 12:00 Noon, New York time, on such day; otherwise, the Fund will initiate payment on the next business day. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.


        To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."


        Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."


        Stock Certificates; Signatures. Any certificate representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

        Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the relevant series' net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or part in securities or other assets of the relevant series in case of an emergency or any time a cash distribution would impair the liquidity of such series to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the series' portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.


        Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.



                              SHAREHOLDER SERVICES

        Fund Exchanges. You may purchase, in exchange for shares of a series of the Fund, shares of the Fund's other series, shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

        A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

        B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

        C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.


        D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.


        To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.


        To request an exchange, you must give exchange instructions to the Transfer Agent in writing, by telephone. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic or online instructions (including over the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form may not be exchanged by telephone or online. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.


        To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.


        Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of certain other funds in the Dreyfus Family of Funds or shares of certain funds advised by Founders, of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value set forth above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

        Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561 or visiting the Dreyfus.com website. Shares may be exchanged only between accounts having certain identical identifying designations. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.


        Dreyfus-Automatic Asset Builder(R). Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

        Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your fund account. You may deposit as much of such payments as you elect.

        Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

        Dreyfus Step Program. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time. Investors who wish to purchase Fund shares through the Dreyfus Step Program in conjunction with a Dreyfus-sponsored retirement plan may do so only for IRAs, SEP-IRAs and rollover IRAs.

        Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically dividends or dividends and capital gain distributions, if any, paid by the Fund in shares of another fund in the Dreyfus Family of Funds or shares of a fund advised by Founders, of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:


        A. Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.


        B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.


        C. Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.


        D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

        Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

        Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which stock certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

        Corporate Pension/Profit-Sharing and Personal Retirement Plans. The Government Securities Series makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Government Securities Series makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs), Education Savings Accounts and 403(b)(7) Plans. Plan support services also are available.

        If you wish to purchase shares of the Government Securities Series in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

        The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

        Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Such purchases will be effective when payments received by the Transfer Agent are converted into Federal Funds. Purchases for these plans may not be made in advance of receipt of funds.

        You should read the prototype retirement plan and the appropriate form of custodial agreement for further details as to eligibility, service fees and tax implications, and should consult a tax adviser.


                             PORTFOLIO TRANSACTIONS


        Portfolio securities ordinarily are purchased from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions are paid by the Fund for such purchases. Purchases from underwriters of portfolio securities may include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for the securities may include the spread between the bid and asked price. No brokerage commissions have been paid by the Fund to date.


        Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of the Fund or other funds advised by the Manager or its affiliates.

        Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.


        The Fund may execute transactions with one ore more of it's "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities. The following is a list with respect to each series that acquired securities of its regular brokers or dealers for the fiscal year ended December 31, 2002, the issuer of the securities and the aggregate value per issue, as of December 31, 2002, of such securities; Money Market Series: Morgan Stanley Dean Witter & Co.,-$9,984,000; Bear Sterns & Co. Inc.,-$4,998,000; Lehman Brothers Inc.-$10,004,000; Goldman Sachs & Co.-$10,000; and State Street Bank & Trust Company-$6,819,000; Government Securities Series: Barclays de Zoete Wedd Securities, Inc.-$3,967,000; Bear, Sterns & Co. Inc.-$34,000; Lehman Brothers Inc.-$34,000;
Morgan Stanley Dean Witter & Co.-$34,000; and UBS Warburg LLC-$34,000.



                        DETERMINATION OF NET ASSET VALUE


        Amortized Cost Pricing. The valuation of each series' portfolio securities is based upon their amortized cost which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

        The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of each series' portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the series' net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.

        The extent of any deviation between a series' net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2%, the Board will consider promptly what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.


        New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. In addition, the New York Stock Exchange is closed on Good Friday.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


        Management believes that each series has qualified as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the fiscal year ended December 31, 2002. Each series intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the series of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. As a regulated investment company, each series will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the series must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain assets diversification and other requirements. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.


        The Fund ordinarily declares dividends from each series' net investment income on each day the New York Stock Exchange or, with respect to the Money Market Series, the Transfer Agent is open for business. Each series' earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last business day of each month and automatically are reinvested in additional shares of the series from which they were paid at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.

        If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


                                YIELD INFORMATION


        For the seven-day period ended December 31, 2002, the Money Market Series' yield was 0.76% and its effective yield was 0.76%. For the seven-day period ended December 31, 2002, the Government Securities Series' yield was 0.73% and its effective yield was 0.73%. Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


        Yields will fluctuate and are not necessarily representative of future results. Investors should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.


        From time to time, comparative performance information may be used in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Bank Rate MonitorTM, iMoneyNet, Inc.'s Money Fund ReportTM, iMoneyNet, Inc.'s Rated Money Fund ReportTM, Morningstar, Inc. and other industry publications.



                      INFORMATION ABOUT THE FUND AND SERIES


        Each series share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of each series are of one class and have equal rights as to dividends and in liquidation. Shares have no pre-emptive, subscription, or conversion rights and are freely transferable.


        Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.


        The Fund is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by series.


        To date, the Board has authorized the creation of two series of shares. All consideration received by the Fund for shares of one of the series and all assets in which such consideration is invested will belong to that series (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series are treated separately from those of the other series. The Fund has the ability to create, from time to time, new series without shareholder approval.

        Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

        The Fund sends annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

        Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.


        Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, have been selected as independent auditors of the Fund.

                                    APPENDIX

        Description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson BankWatch, Inc. ("BankWatch").

Commercial Paper and Short-Term Ratings

        The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

        The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        The rating Fitch-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch and indicates the strongest capacity for timely payment of financial commitments. The rating Fitch-2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

        The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment. Obligations rated TBW-2 are supported by a strong capacity for timely repayment, although the degree of safety is not as high as for issues rated TBW-1.

Bond and Long-Term Ratings

        Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and in the majority of instances, differ only in small degree from issues rated AAA.

        Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

        Bonds rated AAA by Fitch are judged by Fitch to be of the highest credit quality. The AAA rating by Fitch denotes the lowest expectation of credit risk. The AAA rating is assigned by Fitch only in case of exceptionally strong capacity for timely payment of financial commitments; the capacity is highly unlikely to be adversely affected by foreseeable events. Bonds rated AA by Fitch are judged by Fitch to be of very high credit quality. The AA rating by Fitch denotes a very low expectation of credit risk. The AA rating by Fitch indicates a very strong capacity for timely payment of financial commitments; the capacity is not significantly vulnerable to foreseeable events.

        Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

        In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.



                     DREYFUS MONEY MARKET INSTRUMENTS, INC.

                            PART C. OTHER INFORMATION
                        --------------------------------


Item 23.    Exhibits
-------     ----------


   (a) Registrant's Articles of Incorporation and Articles of Amendment and Articles Supplementary are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A, filed on April 26, 1996.

   (b) Registrant's By-Laws, as amended are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A, filed on April 27, 2000.

   (d) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed on March 2, 1995.

   (e) Distribution Agreement and Forms of Service Agreements are incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A, filed on April 27, 2000.

   (g)(1) Amended and Restated Custody Agreement is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A, filed on April 26, 1996. Sub-Custodian Agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A, filed on April 26, 1996.


   (g)(2) Amendment to Custody Agreement is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 58 to the Registration Statement of Form N-1A, filed on April 26, 2002.

   (g)(3) Foreign Custody Manager Agreement is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 58 to the Registration Statement of Form N-1A, filed on April 26, 2002.



   (i) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A, filed on April 26, 1996.

   (j)      Consent of Independent Auditors.

   (p) Code of Ethics adopted by the Registrant and its investment adviser and principal underwriter is incorporated by reference to Exhibit
            (p) of Post-Effective Amendment No.57 to the Registration Statement on Form N-1A, filed on April 27, 2001.


            Other Exhibits
            --------------

                  (a) Powers of Attorney are incorporated by reference to Exhibit (p) (a) of Post-Effective Amendment No.59 to the Registration Statement of Form N-1A, filed on April 30, 2002.

                  (b) Certificate of Assistant Secretary is incorporated by reference to Exhibit (p)(b) of Post-Effective Amendment No.59 to the Registration Statement of Form N-1A, filed on April 30, 2002.


Item 24.    Persons Controlled by or under Common Control with Registrant.
-------     -------------------------------------------------------

            Not Applicable


Item 25.    Indemnification
-------     ---------------

            The statement as to the general effect on any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registration is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 23(b) of Part C of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A, filed on April 27, 2000.

            Reference is also made to the Distribution Agreement attached as
            Exhibit 23(e) of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A hereto.


Item 26.    Business and Other Connections of Investment Adviser.
-------     ----------------------------------------------------

            The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.




ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER (CONTINUED)

                OFFICERS AND DIRECTORS OF INVESTMENT ADVISER

Name and Position
WITH DREYFUS                       OTHER BUSINESSES                      POSITION HELD                 DATES

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

STEPHEN R. BYERS                   Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director, Vice Chairman, and                                             President                     9/02 - 11/02
Chief Investment Officer
                                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present

                                   Founders Asset Management,            Member, Board of Managers     6/02 - Present
                                   LLC****

                                   Dreyfus Investment Advisors,          Chief Investment Officer      2/02 - Present
                                   Inc. ++                               and Director

STEPHEN E. CANTER                  Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Chairman of the Board,
Chief Executive Officer and        Mellon Bank, N.A.+                    Vice Chairman                 6/01 - Present
Chief Operating Officer
                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - Present

                                   Dreyfus Investment                    Chairman of the Board         1/97 - 2/02
                                   Advisors, Inc.++                      Director                      5/95 - 2/02
                                                                         President                     5/95 - 2/02

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management             Member, Board of              12/97 - Present
                                   LLC****                               Managers

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

J. CHARLES CARDONA                 Dreyfus Investment Advisors,          Chairman of the Board         2/02 - Present
Director and Vice Chairman         Inc.++

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Service Corporation++         Executive Vice President      2/97 - Present
                                                                         Director                      8/00 - Present

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Director                      1/01 - Present
Director                                                                 Senior Vice Chairman          1/99 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon Bank, N.A.+                    Director                      1/01 - Present
                                                                         Senior Vice Chairman          3/98 - Present
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   The Dreyfus Trust Company+++          Director                      12/94 - Present
Vice Chairman

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

DAVID F. LAMERE                    Mellon Financial Corporation +        Vice Chairman                 9/01 - Present
Director
                                   Wellington-Medford II Properties,     President and Director        2/99 - Present
                                   Inc.
                                   Medford, MA

                                   TBC Securities Co., Inc.              President and Director        2/99 - Present
                                   Medford, MA

                                   The Boston Company, Inc. *            Chairman & CEO                1/99 - Present

                                   Boston Safe Deposit and Trust         Chairman & CEO                1/99 - Present
                                   Company*

                                   Mellon Private Trust Co., N.A.        Chairman                      4/97 - 8/00
                                   2875 Northeast 191st Street,          Director                      4/97 - 8/00
                                   North Miami, FL 33180

                                   Newton Management Limited             Director                      10/98 - Present
                                   London, England

                                   Laurel Capital Advisors, LLP+         Executive Committee Member    8/98 - Present

                                   Mellon Bank, N.A. +                   Vice Chairman                 8/01 - Present
                                                                         Exec. Management Group
                                                                         Exec. Vice President          8/01 - Present
                                                                                                       2/99 - 9/01
                                   Mellon Trust of New York National     Chairman                      4/98 - 8/00
                                   Association
                                   1301 Avenue of the Americas
                                   New York, NY 10017

                                   Mellon Trust of California            Chairman                      2/96 - 8/00
                                   Los Angles, CA

                                   Mellon United National Bank           Chairman                      2/95 - Present
                                   2875 Northeast 191st Street,          Director                      11/98 - Present
                                   North Miami, FL 33180

                                   Mellon Asset Holding's, Inc. +        President                     3/99 - Present
                                                                         Director                      6/99 - Present

                                   Mellon Global Investing Corp. +       President                     1/00 - Present

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

MICHAEL G. MILLARD                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Director and President                                                   Vice President                9/02 - 11/02

                                   Dreyfus Service Corporation++         Chairman of the Board         4/02 - Present
                                                                         Chief Executive Officer       4/02 - Present
                                                                         Director                      8/00 - Present
                                                                         Executive Vice President      8/00 - 5/02
                                                                         Senior Vice President         3/00 - 8/00
                                                                         Executive Vice President -    5/98 - 3/00
                                                                         Dreyfus Investment Division

                                   Dreyfus Service Organization, Inc.    Director                      4/02 - Present

                                   Dreyfus Insurance Agency of           Director                      4/02 - Present
                                   Massachusetts Inc. ++

                                   Founders Asset Management             Member, Board of Managers     5/01 - Present
                                   LLC****
                                   Boston Safe Advisors, Inc. ++         Director                      10/01 - Present

RONALD P. O'HANLEY                 Mellon Financial Corporation+         Vice Chairman                 6/01 - Present
Vice Chairman
and Director                       Mellon Bank, N.A. +                   Vice Chairman                 6/01 - Present

                                   Mellon Growth Advisors, LLC*          Board Member                  1/02 - Present

                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish-Mellon Asset Management      Board Member                  7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*


                                   Pareto Partners (NY)                  Partner Representative        2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - 1/01
                                   Company* Member
                                                                         Director                      1/99 - 1/01

                                   The Boston Company, Inc.*             Executive Committee           1/99 - 1/01
                                                                         Member                        1/99 - 1/01
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Management Limited             Executive Committee           10/98 - Present
                                   London, England Member
                                                                         Director                      10/98 - Present

                                   Mellon Global Investments Japan Ltd.  Non-Resident Director         11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc. ++         Chairman                      6/97 - 10/01
                                                                         Director                      2/97 - 10/01

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates, LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates, LLP+        Trustee                       2/97 - Present
                                                                         Chairman                      2/97 - Present

                                   Mellon Global Investing Corp. *       Director                      5/97 - Present
                                                                         Chairman                      5/97 - Present
                                                                         Chief Executive Officer       5/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - 10/01

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
and Director                                                             Director                      3/99 - Present

                                   MBSC, LLC++                           Manager, Board of Managers    4/02 - Present
                                                                         and President

                                   Boston Safe Advisors, Inc.++          Director                      10/01 - Present

                                   Dreyfus Transfer, Inc.++             Chairman and Director         2/02 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.*

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 -1/2
                                   6500 Wilshire Boulevard, 8th Floor,
                                   Los Angeles, CA 90048

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, N.A.+                    Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - 4/02

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

DIANE P. DURNIN                    Seven Six Seven Agency, Inc. ++       Director                      4/02 - Present
Executive Vice President

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++
Executive Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

PATRICE M. KOZLOWSKI               None
Senior Vice President -
Corporate
Communications

WILLIAM H. MARESCA                 Lighthouse Growth Advisors LLC++      Member, Board of Managers     9/02 - Present
Controller                                                               Vice President and            9/02 - Present
                                                                         Treasurer

                                                                         Chief Financial Officer
                                   The Dreyfus Trust Company+++          Treasurer                     3/99 - Present
                                                                         Director                      9/98 - Present
                                                                                                       3/97 - Present

                                   MBSC, LLC++                           Chief Financial Officer and   4/02 - Present
                                                                         Manager, Board of Managers
                                   Boston Safe Advisors, Inc. ++         Chief Financial Officer and   10/01 - Present
                                                                         Director

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present
                                                                         Director                      8/00 - Present

                                   Dreyfus Consumer Credit               Treasurer                     10/98 - Present
                                   Corporation ++

                                   Dreyfus Investment Advisors, Inc. ++  Treasurer                     10/98 - Present

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   c/o Mellon Corporation                Director                      2/02 - Present
                                   Two Greenville Center
                                   4001 Kennett Pike
                                   Suite 218
                                   Greenville, DE 19807

                                   The TruePenny Corporation++           Vice President                10/98 - Present
                                                                         Director                      2/02 - Present

                                   The Trotwood Corporation++            Vice President                10/98 - 7/99

                                   Trotwood Hunters Corporation++        Vice President                10/98 - 7/99

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - 7/99

                                   Dreyfus Transfer, Inc. ++             Chief Financial Officer       5/98 - Present

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.*

MARY BETH LEIBIG                   None
Vice President -
Human Resources

ANGELA E. PRICE                    None
Vice President

THEODORE A. SCHACHAR               Lighthouse Growth Advisors LLC++      Assistant Treasurer           9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present

                                   MBSC, LLC++                           Vice President -Tax           4/02 - Present

                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++
WENDY STRUTT                       None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice President -
Information Systems

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
Assistant Secretary
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit           Vice President and Director   2/02 - Present
                                   Corporation++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc. ++             Vice President                2/97 - Present
Assistant Secretary                                                      Director                      2/97 - Present
                                                                         Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++

*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.


Item 27.    Principal Underwriters
________    ______________________

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)   CitizensSelect Funds
2)   Dreyfus A Bonds Plus, Inc.
3)   Dreyfus Appreciation Fund, Inc.
4)   Dreyfus Balanced Fund, Inc.
5)   Dreyfus BASIC Money Market Fund, Inc.
6)   Dreyfus BASIC U.S. Mortgage Securities Fund
7)   Dreyfus BASIC U.S. Government Money Market Fund
8)   Dreyfus Bond Funds, Inc.
9)   Dreyfus California Intermediate Municipal Bond Fund
10)  Dreyfus California Tax Exempt Bond Fund, Inc.
11)  Dreyfus California Tax Exempt Money Market Fund
12)  Dreyfus Cash Management
13)  Dreyfus Cash Management Plus, Inc.
14)  Dreyfus Connecticut Intermediate Municipal Bond Fund
15)  Dreyfus Connecticut Municipal Money Market Fund, Inc.
16)  Dreyfus Fixed Income Securities
17)  Dreyfus Florida Intermediate Municipal Bond Fund
18)  Dreyfus Florida Municipal Money Market Fund
19)  Dreyfus Founders Funds, Inc.
20)  The Dreyfus Fund Incorporated
21)  Dreyfus GNMA Fund, Inc.
22)  Dreyfus Government Cash Management Funds
23)  Dreyfus Growth and Income Fund, Inc.
24)  Dreyfus Growth and Value Funds, Inc.
25)  Dreyfus Growth Opportunity Fund, Inc.
26)  Dreyfus Index Funds, Inc.
27)  Dreyfus Institutional Cash Advantage Funds
28)  Dreyfus Institutional Money Market Fund
29)  Dreyfus Institutional Preferred Money Market Funds
30)  Dreyfus Insured Municipal Bond Fund, Inc.
31)  Dreyfus Intermediate Municipal Bond Fund, Inc.
32)  Dreyfus International Funds, Inc.
33)  Dreyfus Investment Grade Bond Funds, Inc.
34)  Dreyfus Investment Portfolios
35)  The Dreyfus/Laurel Funds, Inc.
36)  The Dreyfus/Laurel Funds Trust
37)  The Dreyfus/Laurel Tax-Free Municipal Funds
38)  Dreyfus LifeTime Portfolios, Inc.
39)  Dreyfus Liquid Assets, Inc.
40)  Dreyfus Massachusetts Intermediate Municipal Bond Fund
41)  Dreyfus Massachusetts Municipal Money Market Fund
42)  Dreyfus Massachusetts Tax Exempt Bond Fund
43)  Dreyfus Midcap Index Fund, Inc.
44)  Dreyfus Money Market Instruments, Inc.
45)  Dreyfus Municipal Bond Fund, Inc.
46)  Dreyfus Municipal Cash Management Plus
47)  Dreyfus Municipal Funds, Inc.
48)  Dreyfus Municipal Money Market Fund, Inc.
49)  Dreyfus New Jersey Intermediate Municipal Bond Fund
50)  Dreyfus New Jersey Municipal Money Market Fund, Inc.
51)  Dreyfus New York Municipal Cash Management
52)  Dreyfus New York Tax Exempt Bond Fund, Inc.
53)  Dreyfus New York Tax Exempt Intermediate Bond Fund
54)  Dreyfus New York Tax Exempt Money Market Fund
55)  Dreyfus U.S. Treasury Intermediate Term Fund
56)  Dreyfus U.S. Treasury Long Term Fund
57)  Dreyfus 100% U.S. Treasury Money Market Fund
58)  Dreyfus Pennsylvania Intermediate Municipal Bond Fund
59)  Dreyfus Pennsylvania Municipal Money Market Fund
60)  Dreyfus Premier California Municipal Bond Fund
61)  Dreyfus Premier Equity Funds, Inc.
62)  Dreyfus Premier Fixed Income Funds
63)  Dreyfus Premier International Funds, Inc.
64)  Dreyfus Premier GNMA Fund
65)  Dreyfus Premier Municipal Bond Fund
66)  Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
67)  Dreyfus Premier New Leaders Fund, Inc.
68)  Dreyfus Premier New York Municipal Bond Fund
69)  Dreyfus Premier Opportunity Funds
70)  Dreyfus Premier State Municipal Bond Fund
71)  Dreyfus Premier Stock Funds
72)  The Dreyfus Premier Third Century Fund, Inc.
73)  Dreyfus Premier Value Equity Funds
74)  Dreyfus Premier Worldwide Growth Fund, Inc.
75)  Dreyfus Short-Intermediate Government Fund
76)  Dreyfus Short-Intermediate Municipal Bond Fund
77)  The Dreyfus Socially Responsible Growth Fund, Inc.
78)  Dreyfus Stock Index Fund, Inc.
79)  Dreyfus Tax Exempt Cash Management
80)  Dreyfus Treasury Cash Management
81)  Dreyfus Treasury Prime Cash Management
82)  Dreyfus Variable Investment Fund
83)  Dreyfus Worldwide Dollar Money Market Fund, Inc.
84)  General California Municipal Bond Fund, Inc.
85)  General California Municipal Money Market Fund
86)  General Government Securities Money Market Funds, Inc.
87)  General Money Market Fund, Inc.
88)  General Municipal Bond Fund, Inc.
89)  General Municipal Money Market Funds, Inc.
90)  General New York Municipal Bond Fund, Inc.
91)  General New York Municipal Money Market Fund
92)  Mellon Funds Trust



((b)

                                                                                                 None Positions
Name and principal                                                                               and Offices with
Business address                      Positions and offices with the Distributor                 Registrant
----------------                      ------------------------------------------                 ----------

Michael G. Millard *                  Chief Executive Officer and Chairman of the Board          None
J. David Officer *                    President and Director                                     None
J. Charles Cardona *                  Executive Vice President and Director                      None
Anthony DeVivio **                    Executive Vice President and Director                      None
James Neiland*                        Executive Vice President and Director                      None
Irene Papadoulis **                   Director                                                   None
Prasanna Dhore *                      Executive Vice President                                   None
Noreen Ross *                         Executive Vice President                                   None
Matthew R. Schiffman *                Executive Vice President and Director                      None
William H. Maresca *                  Chief Financial Officer and Director                       None
Ken Bradle **                         Senior Vice President                                      None
Stephen R. Byers *                    Senior Vice President                                      Executive Vice
                                                                                                 President
Lawrence S. Kash *                    Senior Vice President                                      None
Walter Kress *                        Senior Vice President                                      None
Matthew Perrone **                    Senior Vice President                                      None
Bradley J. Skapyak *                  Senior Vice President                                      None
Bret Young *                          Senior Vice President                                      None
Jane Knight *                         Chief Legal Officer and Secretary                          None
Stephen Storen *                      Chief Compliance Officer                                   None
Maria Georgopoulos *                  Vice President - Facilities Management                     None
William Germenis *                    Vice President - Compliance                                Anti-Money
                                                                                                 Laundering
                                                                                                 Compliance Officer
Tracy Hopkins *                       Vice President                                             None
Hal Marshall *                        Vice President - Compliance                                None
Mary Merkle *                         Vice President - Compliance                                None
Paul Molloy *                         Vice President                                             None
James Muir *                          Vice President - Compliance                                None
Anthony Nunez *                       Vice President - Finance                                   None
Theodore A. Schachar *                Vice President - Tax                                       None
William Schalda *                     Vice President                                             None
John Shea *                           Vice President - Finance                                   None
Susan Verbil *                        Vice President - Finance                                   None
William Verity *                      Vice President - Finance                                   None
James Windels *                       Vice President                                             Treasurer
James Bitetto *                       Assistant Secretary                                        None
Ronald Jamison *                      Assistant Secretary                                        None
Carlene Kim *                         Assistant Secretary                                        None


*   Principal business address is 200 Park Avenue, New York, NY 10166.
**  Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.






Item 28.       Location of Accounts and Records
-------        --------------------------------

               1.     Mellon Bank, N.A.
                      One Mellon Bank Center
                      Pittsburgh, Pennsylvania 15258

               2.     Boston Financial Services, Inc.
                      One American Express Plaza
                      Providence, Rhode Island 02903

               3.     The Dreyfus Corporation
                      200 Park Avenue
                      New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None


                                   SIGNATURES
                                  -------------


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of April, 2003.


                     DREYFUS MONEY MARKET INSTRUMENTS, INC.

                           BY: /s/ Stephen E. Canter*
                               ------------------
                          Stephen E. Canter, PRESIDENT

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Signatures                   Title                          Date



/s/ Stephen E. Canter*             President                          04/28/03
    --------------------------     (Principal Executive Officer)
   Stephen E. Canter

/s/ Jim Windels*                   Vice President and Treasurer       04/28/03
    --------------------------     (Principal Financial and
   Jim Windels                     Accounting Officer)

/s/ Joseph S. DiMartino*           Chairman of the Board of Directors 04/28/03
    --------------------------
   Joseph S. DiMartino

/s/ David P. Feldman*              Director                           04/28/03
    --------------------------
   David P. Feldman

/s/ James F. Henry*                Director                          04/28/03
    --------------------------
   James F. Henry

/s/ Rosalind G. Jacobs*            Director                           04/28/03
    --------------------------
   Rosalind G. Jacobs

/s/ Paul A. Marks*                 Director                           04/28/03
    --------------------------
   Paul A. Marks

/s/ Martin Peretz*                 Director                           04/28/03
    --------------------------
    Martin Peretz

/s/ Bert W. Wasserman*             Director                           04/28/03
    --------------------------
   Bert W. Wasserman


*BY:     /s/Robert R. Mullery
         -----------------------
         Robert R. Mullery
         Attorney-in-Fact


                              INDEX OF EXHIBITS


      Exhibits

      (j)  Consent of Independent Auditors....................................


      Other Exhibits

      (a) Powers of Attorney..................................................

      (b) Certificate of Assistant Secretary..................................